Reinsurance (Tables)	12 Months Ended
Dec. 31, 2010
Reinsurance
Balance And Financial Rating Related To Reinsurers

Reinsurer	Total Recoverable	A.M. Best Rating at December 31, 2010
	(in thousands)
Protective Life Insurance Company	$200,833	A+ (superior)
All others	219,863	A++ to B++ (superior to good)

	$420,696